TRADE RECEIVABLES AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES AND NOTES RECEIVABLE
TRADE RECEIVABLES AND NOTES RECEIVABLE

14     TRADE RECEIVABLES AND NOTES RECEIVABLE

	December 31,	December 31,
	2022	2021

Trade receivables	5,055,178	4,043,972
Less: impairment	(948,782)	(1,012,722)
	4,106,396	3,031,250
Notes receivable:
Measured at amortized cost	411,145	1,207,602
Measured at fair value through other comprehensive income	1,356,480	2,867,877

	5,874,021	7,106,729

As of December 31, 2022, all balances of trade and notes receivables were denominated in RMB, other than an amount of RMB981 million which was denominated in USD (December 31,2021: RMB520 million in USD).

As of December 31, 2022, the Group pledged certain trade and notes receivable amounting to RMB289 million (December 31, 2021: RMB1,983 million) for certain secured borrowings as set out in Note 26.

Generally, the Group’s sales were on advance payments or documents against payment and only qualified long term customers were granted with credit terms. As of December 31, 2022, the ageing analysis of trade receivables based on invoice date was as follows:

	As of December 31,
	2022	2021

Within 1 year	2,780,524	2,332,703
Between 1 and 2 years	860,619	153,410
Between 2 and 3 years	112,902	237,916
Over 3 years	1,301,133	1,319,943

	5,055,178	4,043,972
Less: loss allowance for impairment	(948,782)	(1,012,722)

	4,106,396	3,031,250

14     TRADE RECEIVABLES AND NOTES RECEIVABLE (CONTINUED)

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The Group also assesses impairment loss individually if there is evidence of significant increases in credit risk at an individual level.

Set out below is the information about the credit risk exposure on the Group’s trade receivables collectively assessed using a provision matrix:

	As of December 31, 2022
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
Alumina and primary aluminum
Within 1 year	998,902	5,636	0.56
Between 1 and 2 years	4,796	59	1.23
Between 2 and 3 years	12,116	50	0.41
Over 3 years	43,500	37,810	86.92
	1,059,314	43,555
Trading
Within 1 year	631,722	9,977	1.58
Between 1 and 2 years	358	42	11.73
Between 2 and 3 years	—	—	—
Over 3 years	2,918	1,526	52.30
	634,998	11,545

Energy
Within 1 year	1,117,078	1,752	0.16
Between 1 and 2 years	854,495	3,028	0.35
Between 2 and 3 years	100,772	645	0.64
Over 3 years	149,890	32,807	21.89
	2,222,235	38,232
Corporate and other operating segments
Within 1 year	32,817	489	1.49
Between 1 and 2 years	869	188	21.63
Between 2 and 3 years	—	—	—
Over 3 years	19,727	19,252	97.59
	53,413	19,929
	3,969,960	113,261

Individually assessed trade receivables	1,085,218	835,521

	5,055,178	948,782

14     TRADE RECEIVABLES AND NOTES RECEIVABLE (CONTINUED)

Set out below is the information about individually assessed trade receivables:

	As of December 31, 2022
			Expected credit
	Gross carrying	Expected credit	losses loss
	amount	losses	rate (%)
Zhuhai Hongfan nonferrous metal Chemical Co., Ltd	270,419	270,419	100.00
Chalco Henan Aluminum Fabrication Co.,Ltd.	247,163	—	—
Xinjiang Jiarun Resources Holdings Co., Ltd.	213,293	213,293	100.00
Guizhou Jinpingguo Aluminum Rod Co., Ltd.	111,138	111,138	100.00
Others	243,205	240,671	98.96
	1,085,218	835,521

The Group has no individual provision for impairment of notes receivables. The Group measures provision for loss on the basis of expected credit losses. The Group considers that notes receivables are not exposed to significant credit risk and has limited default risk.

Movements in the loss allowance for impairment of trade receivables are as follows:

	2022	2021	2020

As of January 1	1,012,722	988,802	814,986
Impairment loss	34,807	364,618	405,574
Write off	(17,021)	(285,178)	(142,786)
Reversal	(38,481)	(38,465)	(90,752)
Others	(43,245)	(17,055)	1,780
As of December 31	948,782	1,012,722	988,802